Accounts Receivable (Details textual) (USD $)	12 Months Ended
Dec. 31, 2013 ChargingStation
Accounts Receivable (Textual)
Percentage of project billings	10.00%
Number of Participants	1,400
Due from the estate of Electric Transportation Engineering Corporation of America	$ 143,282
California Energy Commission [Member]
Accounts Receivable (Textual)
Fair value of receivable acquired	0
Bay Area Air Quality Management District [Member]
Accounts Receivable (Textual)
Fair value of receivable acquired	0
U.S. Department of Energy [Member]
Accounts Receivable (Textual)
Fair value of receivable acquired	$ 0